Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	Depreciation and amortization are calculated using the straight-line method over the following estimated useful lives, without residual value:
Estimated useful life
Office equipment, furniture, fixtures	3-5 years
Motor vehicles	3-5 years
Leasehold improvements	Shorter of the remaining lease terms and estimated useful lives

Schedule of Disaggregation of Revenue	Disaggregation of revenue
	Years ended June 30,
	2021	2022	2023
	RMB	RMB	RMB

Wealth management	176,589	171,541	95,013
Distribution commissions	176,573	168,489	93,188
-- One-time commissions recognized at a point in time	109,308	80,943	31,993
-- Recurring management fees recognized over time	67,265	87,546	61,195
Performance-based distribution fees recognized at a point in time	16	3,052	1,825
Asset management	13,464	5,890	1,983
Management fees recognized over time	5,626	3,476	1,887
Performance-based fees recognized at a point in time	7,838	2,414	96
Consulting and other services	1,147	11,310	17,444
Insurance consulting services recognized at a point in time (1)	1,138	9,394	9,649
Other services(2)	9	1,916	7,795
Total	191,200	188,741	114,440
(1)	Insurance consulting services were started from January 2021, and were recognized at a point in time.
(2)	Other services primarily consist of consulting services for trust and family wealth inheritance recognized at a point in time.